Expenses - Schedule of Expenses (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
General and administrative expenses
Accounting and audit	$ 625,377	$ 576,540	$ 657,970
Bad debts			2,376
Consulting	69,068	120,851	23,241
Depreciation	49,688	45,981	48,662
Employee benefits	2,120,614	2,353,625	1,874,963
Expected credit losses	19,233	(11,687)	19,111
Insurance	353,647	321,679	434,699
Investor relations	236,587	206,300	194,754
Legal	104,630	195,971	233,243
Listing and share registry	204,905	163,949	152,954
Superannuation	186,331	180,092	141,539
Travel and entertainment	122,260	196,369	105,535
Share-based payment expenses - options	64,755	3,299	104,753
Share-based payment expenses - performance rights	239,488		122,201
Other	87,040	202,757	104,904
General and administrative expenses, Total	4,483,623	4,555,726	4,220,905
Research and development expenses
Consulting	521,243	277,128	111,530
Project research and development	3,076,053	5,098,333	2,480,615
Research and development expenses, Total	3,597,296	5,375,461	2,592,145
Selling and marketing expenses
Selling	481,957	379,406	192,878
Marketing	2,257,990	1,310,979	474,926
Distribution costs	712,469	339,263	259,619
Selling and marketing expenses, Total	$ 3,452,416	$ 2,029,648	$ 927,423